Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Detailed Information On Trade And Other Receivables

As at (millions)	2024	2023
Accounts receivable – billed	$194	$278
Accounts receivable – unbilled	240	194
Other receivables	28	28
	462	500
Allowance for doubtful accounts	(8)	(2)
Total	$454	$498
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2024	2023
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$123	$174
30-60 days past billing date	52	78
61-90 days past billing date	8	11
More than 90 days past billing date	3	13
	186	276
Accounts receivable – unbilled	240	194
Other receivables	28	28
Total	$454	$498